Per share amounts	12 Months Ended
Mar. 31, 2017
Per share amounts

26 Per share amounts:

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per common share for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted- average common shares	Net income attributable to Toyota Motor Corporation per common share
For the year ended March 31, 2015
Basic net income attributable to Toyota Motor Corporation per common share	2,173,338	3,158,851	688.02
Effect of dilutive securities
Assumed exercise of dilutive stock options	(42)	1,578

Diluted net income attributable to Toyota Motor Corporation per common share	2,173,296	3,160,429	687.66

For the year ended March 31, 2016
Net income attributable to Toyota Motor Corporation	2,312,694
Accretion to Mezzanine equity	(3,638)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(2,449)

Basic net income attributable to Toyota Motor Corporation per common share	2,306,607	3,111,306	741.36
Effect of dilutive securities
Model AA Class Shares	6,087	32,429
Assumed exercise of dilutive stock options	(21)	1,212

Diluted net income attributable to Toyota Motor Corporation per common share	2,312,673	3,144,947	735.36

For the year ended March 31, 2017
Net income attributable to Toyota Motor Corporation	1,831,109
Accretion to Mezzanine equity	(4,849)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(4,946)

Basic net income attributable to Toyota Motor Corporation per common share	1,821,314	3,008,088	605.47
Effect of dilutive securities
Model AA Class Shares	9,795	47,100
Assumed exercise of dilutive stock options	(6)	638

Diluted net income attributable to Toyota Motor Corporation per common share	1,831,103	3,055,826	599.22

Stock options that were not included in the computation of diluted net income attributable to Toyota Motor Corporation per common share for the years ended March 31, 2015 were 733 thousand shares, because the options’ exercise prices were greater than the average market price per common share during the period.There were no stock options that were not included in the computation of diluted net income attributable to Toyota Motor Corporation per common share for the years ended March 31, 2016 and 2017.

In addition to the disclosure requirements under U.S.GAAP, Toyota discloses the information below in order to provide financial statements users with valuable information.

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2016 and 2017. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation shareholders’ equity	Common shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation shareholders’ equity per share
As of March 31, 2016	16,746,935	3,037,676	5,513.08
As of March 31, 2017	17,514,812	2,974,723	5,887.88